Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule of property and equipment on straight-line basis over useful life of assets
%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	7 - 33
Leasehold improvements	*)
Building and land	**)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

**)	Building and land consist of land and a new ink manufacturing plant. In September 2018 the company purchased the land which includes long-term leasehold rights, with lease term of 98 years. As of December 31, 2018, the ink manufacturing plant in under construction. Depreciation of the manufacturing plant will begin upon completion of its construction.

Schedule of revenue disaggregated by revenue source
	Year ended December 31,
	2016	2017	2018

Systems	$57,894	$50,498	$65,825
Ink and consumables	42,834	51,455	59,904
Spare parts	6,168	9,652	12,377
Service contracts	1,708	2,483	4,267

Total revenue	$108,694	$114,088	$142,373

Schedule of revenue disaggregated by geography based on customer location
	Year ended December 31,
	2016	2017	2018

U.S	$63,656	$60,541	$77,652
EMEA	24,720	32,015	45,195
Asia Pacific	11,963	16,092	15,572
Other	8,355	5,440	3,954

Total revenue	$108,694	$114,088	$142,373

Schedule of outstanding performance obligations of deferred revenues
	2019	2020	2021 and thereafter
Product	$172	$-	$-
Services	4,617	1,201	55

Total	$4,789	$1,201	$55

Schedule of changes in liability for product warranty
Balance at January 1, 2017	$2,019
Provision for warranties issued during the year	2,807
Reduction for payments and costs to satisfy claims	(3,049)

Balance at December 31, 2017	1,777

Provision for warranties issued during the year	3,381
Reduction for payments and costs to satisfy claims	(2,921)

Balance at December 31, 2018	$2,237

Schedule of fair value method for share-based compensation awards
	Year ended December 31,
	2016	2017	2018

Suboptimal exercise multiple	1.0-1.5	1.0-1.5	1.0-1.5
Risk free interest rate	0.3%-2.2%	2.2%-2.3%	2.0%-3.1%
Volatility	54%-56%	51%-53%	47%-51%
Dividend yield	0%	0%	0%